NOTE 9 - CONVERTIBLE PROMISSORY NOTE	3 Months Ended
Jun. 30, 2013
Convertible Promissory Note [Abstract]
Convertible Promissory Note
NOTE 9 – CONVERTIBLE PROMISSORY NOTE

The convertible promissory notes are unsecured and bear interest at 3.25% per annum with all principal and accrued interest due and payable one year from the dates of execution of the Notes. The Notes are due as follows: $20,000 on April 23, 2013, $10,000 on July 5, 2013, $20,000 on August 22, 2012. The Holders may, in lieu of payment of the principal and interest, elect to convert such amount into common shares of the Company at the conversion price per share equal to 30% discount to the average of the previous three lowest trading days over the last 10 trading days prior to the Conversion Date. All shares converted on or after six months from the dates of execution of the notes shall be issued as free-trading, unrestricted shares. The Company may prepay these Notes at anytime without penalty and without the prior consent of the Holders.

At the commitment date, the Company elected to initially and subsequently measure in its entirety the convertible promissory notes at fair value by comparing the effective conversion price to the fair value of the Company’s stock. The Company recognized an initial derivative loss of $203,868 related to the debts on inception dates and recognized a gain of $87,104 related to change in fair values on the debts since their inception dates to the period ended June 30, 2013. The number of common shares indexed to the derivative financial instruments used in the above calculation were 2,472,089 and 10,000,000 as at inception date and June 30, 2013 respectively.

During the quarter ended June 30, 2013, the Company repaid $20,001 of the above promissory notes resulting in a gain of extinguishment of convertible promissory note of $46,667.

Cash received from convertible promissory notes	$50,000
Derivative loss on inception date	203,868
Fair value of convertible promissory notes on inception date	253,868
Change in fair value (gain)	(53,101)
Fair value as at December 31, 2012	200,767
Repayment of convertible promissory note	(20,001)
Gain on extinguishment of convertible promissory note	(46,667)
Change in fair value loss (gain)	(34,003)
Fair value as at June 30, 2013	$100,096